Other assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Assets [Abstract]
Disclosure of other non-current assets [text block]
Non current	March 31, 2018	March 31, 2017
Other deposits and receivables	1,108,532	1,121,872
	1,108,532	1,121,872

Financial assets included in other assets	360,378	213,424